NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	Year Ended December 31,
(In thousands, except share and per share data)	2024	2023	2022
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$(39,258)	$(26,960)	$(41,014)
Denominator:
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	15,340,277	13,360,185	13,647,455
Denominator for basic and diluted net loss per share calculation	15,340,277	13,360,185	13,647,455
Net loss per share
— Basic and diluted	$(2.56)	$(2.02)	$(3.01)